GENERAL	9 Months Ended
Sep. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL

Golar LNG Partners LP (the “Partnership,” “we,” “our,” or “us”) is a publicly traded Marshall Islands limited partnership initially formed as a subsidiary of Golar LNG Limited (“Golar”) in September 2007, to own and operate LNG carriers and FSRUs under long-term charters. On July 12, 2018, we acquired an interest in the Hilli Episeyo (the “Hilli”), a floating liquefied natural gas (“FLNG”) vessel through the acquisition of 50% of the common units (the “Hilli Common Units”) in Golar Hilli LLC (“Hilli LLC”) (the “Hilli Acquisition”). As of September 30, 2020, we have a fleet of six FSRUs, four LNG carriers, and an interest in the Hilli.

As of September 30, 2020, Golar held 30.8% (December 31, 2019: 30.6%) of our common units and a 2% (December 31, 2019: 2%) general partner interest in us.

References to Golar in these unaudited condensed consolidated financial statements refer, depending on the context, to Golar LNG Limited and to one or any more of its direct or indirect subsidiaries.